Note 15 - Stock-based Compensation	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
15.	STOCK-BASED COMPENSATION

Employee Stock Purchase Plan

In
May 2009,
the Board adopted the
2009
Employee Stock Purchase Plan (
“2009
Purchase Plan”) The
2009
Purchase Plan permitted eligible employees to purchase ordinary shares through payroll deductions, which may
range from
1%
to
10%
of an employee's regular base pay. The
2009
Purchase Plan was implemented through consecutive offer periods of
3
months' duration commencing on the
first
day of
February,
May,
August
and
November.
Under the
2009
Purchase Plan, ordinary shares
may
be purchased at a price equal to the lesser of
90%
of the fair market value of the Company's ordinary shares on the date of grant of the option to purchase (which is the first
day of the offer period) or
90%
of the fair market value of the Company's ordinary shares on the applicable exercise date (which is the last day of the offer period). Employees may
have elected to discontinue their participation in the purchase plan at any time; however, all of the employee's payroll deductions previously credited to the employee's account will be applied to the exercise of the employee's option on the next exercise date. Participation ends automatically on termination of employment with the Company. The
2009
Purchase Plan has a term of
10
years, if
not
terminated earlier. A total of
25,000,000
ordinary shares were reserved for issuance under the
2009
Purchase Plan starting
November 2009.
As approved by the Annual General Meeting of Shareholders (“AGM”) held in
June 2012
and
June 2016,
additional
15,000,000
and
25,000,000
ordinary shares were reserved for issuance under the
2009
Purchase Plan, respectively. From
2018
to
2020,
10,057,550
ordinary shares had been purchased under the
2009
Purchase Plan.

Stock Option Plans

The Board adopted the
2005
Share Option Plan (
“2005
SOP”), which was effective on
March 2, 2006.
The adoption of the
2005
SOP also resulted in the Board terminating the
1997
Stock Plan and
1999
Stock Incentive Plan. The Company began issuing stock options solely under the
2005
SOP for up to
100,000,000
ordinary shares. As approved by the EGM held on
May 30, 2009,
the number of shares available for issue was increased from
100,000,000
to
175,000,000
shares. As approved by the AGM held on
June 22, 2012,
additional
50,000,000
ordinary shares were reserved for issuance under the
2005
SOP. Under the terms of the
2005
SOP, stock options are generally granted at fair market value of the Company's ordinary shares. The stock options have a contractual term of
8
years from the date of grant and vest over a requisite service period of
4
years. As of
December 31, 2020,
the number of stock options outstanding and exercisable was
74,404,550
and
74,404,550,
respectively, under the
2005
SOP.

In
2015,
the Board adopted the
2015
Stock Incentive Plan (
“2015
SIP”), which was approved by the Shareholders in
July 2015,
and replaced the
2005
SOP after it expired on
March 2, 2016.
The
2015
SIP succeeded the
2005
SOP and the
2005
Share Incentive Plan (
“2005
SIP”). The
2015
SIP provides for the granting to employees of incentive stock options, restricted shares, cash dividend equivalent rights, RSUs or stock appreciation rights or similar right (collectively referred to as “Awards”) to the employees, directors and consultants of the Company. The maximum aggregate number of new shares reserved for issuance pursuant to all Awards under the
2015
SIP is
100,000,000
ordinary shares, plus the remaining balance rolled into the
2015
SIP from the
2005
SOP and
2005
SIP, respectively. The maximum number of and kind of Awards granted under the
2015
SIP shall
not
each exceed
125,000,000
ordinary shares. The Awards granted are generally vested over a requisite service period of
4
years. As of
December 31, 2020,
the number of stock options outstanding and exercisable was
97,689,100
and
56,096,650,
respectively, under the
2015
SIP.

A summary of the Company's stock option activity under the plans as of
December 31, 2020,
and changes during the year then ended is presented as follows:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options Shares	Price	Contract Life	Value

Outstanding Options, January 1, 2020	167,717,500	$0.0558
Granted	37,715,000	$0.0980
Exercised	(10,907,100)	$0.0436
Forfeited or expired	(22,431,750)	$0.0918

Outstanding Options, December 31, 2020	172,093,650	$0.0611	3.78	$21,072,962

Vested and Expected to Vest Options on December 31, 2020	159,575,389	$0.0583	3.48	$19,998,043

Exercisable Options on December 31, 2020	130,501,200	$0.0518	2.62	$17,201,270

The total intrinsic value of options exercised during the years ended
December 31, 2020,
2019,
and
2018
was
$774,100,
$800,
and
$1,800,
respectively.

The following table summarizes information about outstanding and vested stock options:

	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average	Number	Average
	Number	Contractual	Exercise	Exercisable	Exercise
Range of Exercise Prices	Outstanding	Life	Price	and Vested	Price

$0.0265 - $0.0314	47,139,400	3.87	$0.0307	41,635,550	$0.0307
$0.0318 - $0.0472	31,971,300	5.02	$0.0371	21,626,250	$0.0389
$0.0506 - $0.0690	31,535,400	1.18	$0.0575	31,266,900	$0.0574
$0.0750 - $0.0800	35,437,550	1.83	$0.0783	35,437,550	$0.0783
$0.1270 - $0.1270	26,010,000	7.92	$0.1270	534,950	$0.1270

Balance, December 31, 2020	172,093,650	3.78	$0.0611	130,501,200	$0.0518

The Company calculated the fair value of each option grant on the date of grant using the Black-Scholes option pricing model that use the assumptions in the following table. Risk-free interest rate is based on the US Treasury yield curve in effect at the time of grant. The Company uses the simplified method to estimate the expected life because the options are considered as plain vanilla share-based payment awards. Expected volatilities are based on historical volatility of stock prices for a period equal to the options' expected term. The dividend yield is zero
as the Company has never declared or paid dividends on the ordinary shares or other securities and does not
anticipate paying dividends in the foreseeable future.

	Stock Options									Employee Stock Purchase Plan
	Years Ended December 31									Years Ended December 31
	2020			2019			2018			2020			2019			2018

Risk-free interest rate	0.21%	-	1.32%	1.39%	-	2.43%	2.51%	-	2.85%	0.09%	-	1.57%	1.52%	-	2.43%	1.48%	-	2.32%
Expected life (in years)		5			5			5		0.25	-	0.26	0.25	-	0.26	0.25	-	0.26
Volatility	42%	-	52%		42%		39%	-	42%	37%	-	104%	44%	-	58%	29%	-	59%
Dividend		-			-			-			-			-			-

The weighted-average grant-date fair value of options granted during the years ended
December 31, 2020,
2019,
and
2018
was
$0.0980,
$0.0128,
and
$0.0114,
respectively. The weighted-average fair value of options granted under the
2009
Purchase Plan during the years ended
December 31, 2020,
2019,
and
2018
was
$0.0148,
$0.0060,
and
$0.0062,
respectively.

Share Incentive Plan

The Board adopted the
2005
SIP, which was effective on
March 2, 2006.
The
2005
SIP provides for the grant of restricted shares, RSU, share appreciation rights and dividend equivalent rights up to
75,000,000
ordinary shares. As approved by the EGM held on
May 30, 2009,
the number of shares available for issue was increased from
75,000,000
to
125,000,000
shares. As approved by the AGM held on
June 22, 2012,
an additional
62,500,000
ordinary shares were reserved for issuance under the
2005
SIP. These awards under
2005
SIP
may
be granted to employees, directors and consultants of the Company. The granted RSUs are generally vested over a requisite service period of
4
years. In
2015,
the Board adopted the
2015
SIP, which was approved by the Shareholders in
July 2015,
and replaced the
2005
SIP after it expired on
March 2, 2016.
Please refer to above discussions for
2015
SIP.

A summary of the status of the Company's RSUs as of
December 31, 2020,
and changes during the year ended
December 31, 2020,
is presented as follows:

		Weighted
	Number of	Average
	Outstanding	Grant-Date
	RSUs	Fair Value

Nonvested on January 1, 2020	89,445,350	$0.0338
Granted	47,194,250	$0.0288
Vested	(38,713,500)	$0.0335
Forfeited and expired	(5,584,300)	$0.0335

Nonvested on December 31, 2020	92,341,800	$0.0314

As of
December 31, 2020,
there was
$2,706,000
of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the plans including stock options and RSUs. The cost is expected to be recognized over a weighted-average period of
2.90
years. The total fair value of RSUs vested during the years ended
December 31, 2020,
2019,
and
2018
was
$1,298,000,
$1,065,000,
and
$1,196,000,
respectively.

Cash received from option exercise under all share-based payment arrangements for the years ended
December 31, 2020,
2019,
and
2018,
was
$553,000,
$116,000,
and
$96,000,
respectively.

Ordinary Shares Reserved

As of
December 31, 2020,
ordinary shares reserved for future issuance were as follows:

Outstanding stock options	172,093,650
Outstanding RSUs	92,341,800
Shares reserved for future Awards grants	43,375,200
Shares reserved for Employee Stock Purchase Plan	13,511,400

Total	321,322,050

Shares issued for the exercise of stock options, Employee Stock Purchase Plan and shares vested under restricted stock units are mainly from the treasury shares.